Warrant Liabilities	6 Months Ended
Jun. 30, 2024
Disclosure of Warrant Liabilities [Abstract]
Warrant Liabilities
11.
WARRANT LIABILITIES

The following table summarizes the Company’s outstanding warrant liabilities by warrant type as of June 30, 2024 and 2023:

	2024			2023
in CHF thousands (except number of warrants)	Blackrock Warrant	EBAC Warrants	Total Warrant Liabilities	Blackrock Warrant	EBAC Warrants	Total Warrant Liabilities
Balance as of January 1,	-	5,370	5,370	-	-	-
Issuance of warrants	294	-	294	-	2,136	2,136
Fair value (gain)/loss on warrant liability	(4)	1,703	1,699	-	2,203	2,203
Exercise of public and private warrants	-	-	-	-	(39)	(39)
Balance as of June 30,	290	7,073	7,363	-	4,300	4,300

The Blackrock Warrant, described in Note 3, is classified as a liability because its exercise price is fixed in USD, which is not the functional currency of the Company and therefore it does not meet the requirements to be classified as equity under IFRS. The fair value of the Blackrock Warrant is determined using the Black-Scholes option-pricing model and is included in Level 3 of the fair value hierarchy.

The following assumptions were used in the Black-Scholes option-pricing model for determining the fair value of the Blackrock Warrant on the date of grant and as of June 30, 2024 as indicated:

	May 29, 2024	June 30, 2024
Share price on valuation date	USD 11.93 (CHF 10.88)	USD 11.95 (CHF 10.74)
Expected volatility (%) (1)	85.56	86.43
Expected term (years) (2)	3.5	3.46
Risk-free interest rate (%) (3)	4.75	4.48
Dividend yield (%)	0.00	0.00

(1) The expected volatility was derived from the historical stock volatilities of comparable peer public companies within the Company’s industry.

(2) The expected term represents the period that the Blackrock Warrant is expected to be outstanding.

(4) The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the measurement date with maturities approximately equal to the expected terms

For the three and six months ended June 30, 2024, the Company recognized a fair value gain of CHF 1.4 million and a loss of CHF 1.7 million, respectively, leading to an increase of the warrant liability to CHF 7.4 million as of June 30, 2024, primarily due to increase of share price as well as the issuance of the Blackrock Warrant. There were no warrant exercises during the three and six months ended June 30, 2024. For the three and six months ended June 30, 2023, the Company recognized a fair value loss of CHF 2.6 million and CHF 2.2 million, respectively, leading to an increase of the warrant liability to CHF 4.3 million as of June 30, 2023. The exercise of 47,825 public warrants at a price of CHF 10.32 or $11.50 per share during the six months ended June 30, 2023 resulted in a reduction of CHF 39 thousand to the warrant liability, an additional CHF 494 thousand of cash and an increase of CHF 534 thousand in shareholders’ equity.

The movement of the warrant liability is illustrated below:

	2024		2023
in CHF thousands (except number of warrants)	Warrant liabilities	Number of outstanding warrants	Warrant liabilities	Number of outstanding warrants
Balance as of January 1,	5,370	4,254,096	-	-
Issuance of warrants	294	43,321	2,136	4,403,294
Fair value (gain)/loss on warrant liability	1,699	-	2,203	-
Exercise of public and private warrants	-	-	(39)	(47,825)
Balance as of June 30,	7,363	4,297,417	4,300	4,355,469